(LOGO)                                                 Christopher O. Petersen
U.S. Bank Place                                        Corporate Counsel
MPFP 2016
601 Second Avenue South
Minneapolis, MN 55402
Phone: 612-973-0384
Fax: 612-973-0072
E-mail: christopher.petersen@usbank.com


January 28, 2000

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re:      First American Strategy Funds, Inc.           VIA EDGAR FILING
         (File Nos. 333-7463, 811-7687)                ----------------

Dear Sir or Madam:

         Pursuant to Rule 497(j), First American Strategy Funds, Inc. certifies that:

         1. the form of Prospectus and Statement of Additional Information that would have been filed under paragraph Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 7 filed January 28, 2000); and
         2. the text of the most recent amendment to the registration statement has been filed electronically.

Very truly yours,

/s/ Christopher O. Petersen

Christopher O. Petersen